Income taxes - Reconciliation of Reported Income Taxes in the Income Statement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Net earnings (losses)	$ 2,892	$ 2,473
Add back income taxes	1,044	792
Earnings from continuing operations before income taxes	$ 3,936	$ 3,265
Applicable statutory tax rate	26.80%	26.90%
Income taxes computed at applicable statutory rates	$ (1,055)	$ (878)
Non-taxable portion of (losses) gains on investments	(1)	1
Uncertain tax positions	16	21
Effect of change in provincial corporate tax rate	0	9
Change in estimate relating to prior periods	2	6
Non-taxable portion of equity (losses) gains	(26)	2
Previously unrecognized tax benefits	15	47
Other	5	0
Total income taxes from continuing operations	$ (1,044)	$ (792)
Average effective tax rate	26.50%	24.30%